FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt		$ 323	$ 5,772	$ 1,138
Payments of long-term debt		(1,645)	(3,299)	(798)
Proceeds from short-term debt		430	600	2,319
Payments of short-term debt		(1,503)	(1,811)	(2,871)
Payments of principal portion of lease liabilities (note 7)		(242)	(320)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	$ 9,316	11,471	9,316
Adoption of IFRS 16 (notes 1 and 7)	893
Proceeds from long-term debt		323	5,772
Payments of long-term debt		(1,645)	(3,299)
Amortized cost		8	7
Unrealized foreign exchange effects		563	(78)
Payments of principal portion of lease liabilities (note 7)		(7)	(10)
Additions to lease liabilities (notes 5.2 and 7)		195	185
Current portion of long-term debt		(860)	(1,031)
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)		(208)	(311)
Debt classified as held for sale (note 2.3.2)		(21)
Other movements		(4)	27
Liabilities arising from financing activities, ending balance	10,209	9,815	11,471	9,316
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	3,167	2,869	3,167
Adoption of IFRS 16 (notes 1 and 7)	243
Amortized cost		7	13
Unrealized foreign exchange effects		115	(42)
Proceeds from short-term debt		430	600
Payments of short-term debt		(1,503)	(1,811)
Payments of principal portion of lease liabilities (note 7)		(235)	(310)
Additions to lease liabilities (notes 5.2 and 7)		38	74
Current portion of long-term debt		860	1,031
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)		(70)	(89)
Debt classified as held for sale (note 2.3.2)		(3)
Other movements		(1)	(7)
Liabilities arising from financing activities, ending balance	$ 3,410	$ 2,507	$ 2,869	$ 3,167